Real Estate and Other Assets Acquired in Settlement of Loans (Tables)	12 Months Ended
Dec. 31, 2012
Real Estate and Other Assets Acquired in Settlement of Loans [Abstract]
Summary of real estate and other assets acquired in settlement of loans

(in thousands)	2012	2011
Commercial	$329	$17
Real estate construction—residential	112	307
Real estate construction—commercial	13,392	13,650
Real estate mortgage—residential	1,227	2,121
Real estate mortgage—commercial	14,201	6,623
Repossessed assets	468	279

Total	$29,729	$22,997
Less valuation allowance for other real estate owned	(6,137)	(6,977)

Total other real estate owned and repossessed assets	$23,592	$16,020

Schedule of real estate acquired in settlement of loans

Balance at December 31, 2010	$20,168
Additions	10,903
Proceeds from sales	(7,435)
Charge-offs against the valuation allowance for other real estate owned	(433)
Net gain on sales	(206)

Balance at December 31, 2011	$22,997

Additions	16,869
Proceeds from sales	(8,571)
Charge-offs against the valuation allowance for other real estate owned, net	(1,883)
Net gain on sales	317

Total other real estate owned and repossessed assets	$29,729
Less valuation allowance for other real estate owned	(6,137)

Balance at December 31, 2012	$23,592

Summary of activity in valuation allowance for other real estate owned in settlement of loans

(in thousands)	2012	2011	2010
Balance, beginning of year	$6,977	$6,158	$0
Provision for other real estate owned	713	1,252	6,158
Charge-offs	(1,553)	(433)	0

Balance, end of year	$6,137	$6,977	$6,158